Equity	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Equity

Note 8. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity classified stock options and RSUs were allocated as follows:

	Three Months Ended March 31,
	2016	2015
	U.S $ in thousands
Cost of sales	$723	$1,833
Research and development, net	1,359	1,868
Selling, general and administrative	3,541	6,059
Total stock-based compensation expenses	$5,623	$9,760

A summary of the Company’s stock option activity for the three months ended March 31, 2016 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2016	2,449,742	$39.73
Granted	481,489	23.24
Exercised	(13,820)	8.86
Forfeited	(68,120)	41.49
Options outstanding as of March 31, 2016	2,849,291	$37.05
Options exercisable as of March 31, 2016	1,082,060	$34.32

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the three-month period ended March 31, 2016 was $12.52 per option.

During the three-month periods ended March 31, 2016 and 2015, the Company issued 13,820 shares and 91,528 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $0.1 million and $2.0 million for the three-month periods ended March 31, 2016 and 2015, respectively.

As of March 31, 2016, the unrecognized compensation cost related to all unvested, equity-classified stock options of $27.0 million is expected to be recognized as an expense over a weighted-average period of 2.9 years.

A summary of the Company’s RSUs activity for the three months ended March 31, 2016 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2016	559,124	$81.35
Forfeited	(41,483)	81.33
Vested	(11,358)	98.88
Unvested RSUs outstanding as of March 31, 2016	506,283	$80.96

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant. There were no new RSUs grants during the three months ended March 31, 2016.

As of March 31, 2016, the unrecognized compensation cost related to all unvested, equity-classified RSUs of $22.1 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 2.4 years.

b. Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the three months ended March 31, 2016 and 2015:

	Three months ended March 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive income before
reclassifications	863	3,341	4,204
Amounts reclassified from accumulated
other comprehensive income	68	-	68
Other comprehensive income	931	3,341	4,272
Balance as of March 31, 2016	$824	$(7,326)	$(6,502)

	Three months ended March 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(728)	(6,408)	(7,136)
Amounts reclassified from accumulated
other comprehensive income	1,108	-	1,108
Other comprehensive income (loss)	380	(6,408)	(6,028)
Balance as of March 31, 2015	$(863)	$(8,812)	$(9,675)